Employee stock incentive plans (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about share based payment expense [Line Items]
Share-based payment expense	₨ 740	₨ 741	₨ 615
Cash Settled Share-based Payment [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Cash settled share-based payment expense	148	157	94
Equity Shared payment Settled [Member]
Disclosure of detailed information about share based payment expense [Line Items]
Equity settled share-based payment expense	₨ 592	₨ 584	₨ 521